OTHER NON-CURRENT LIABILITIES - Summary of Other Non-current Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Subclassifications of assets, liabilities and equities [abstract]
Accounts payable and accrued liabilities	$ 540	$ 751
Derivative liability	160	22
Provisions	216	231
Loans and notes payables	0	0
Deferred revenue	2	7
Total other non-current liabilities	$ 918	$ 1,011